SHARE CAPITAL (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 28, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Opening Balance		$ 27,407,933	$ 20,463,014	$ 20,463,014	$ 24,150,650
Shares issued to exchangeable shares	$ 6,010,617			13,214,092	9,180,785
Warrants exercised					1,125,038
Closing Balance		$ 25,575,046	$ 23,941,884	$ 27,407,933	$ 20,463,014
Exchangable Shares [Member]
Opening Balance (in shares)		196,799	295,146	295,146	319,396
Opening Balance		$ 197	$ 295	$ 295	$ 319
Converted into common shares (in shares)				(98,347)	(24,250)
Converted into common shares				$ (98)	$ (24)
Closing Balance (in shares)				196,799	295,146
Closing Balance				$ 197	$ 295
Common Shares [Member]
Opening Balance (in shares)		3,661,838	1,368,856	1,368,856	325,901
Opening Balance		$ 3,661	$ 1,369	$ 1,369	$ 326
Shares issued to exchangeable shares (in shares)				98,347	24,250
Shares issued to exchangeable shares				$ 98	$ 24
Shares issued on conversion of loans (in shares)				2,194,133	985,370
Shares issued on conversion of loans				$ 2,194	$ 986
Warrants exercised (in shares)				0	33,335
Warrants exercised					$ 33
Share consolidation rounding adjustment (iv) (in shares)				502	0
Share consolidation rounding adjustment (iv)				$ 0	$ 0
Closing Balance (in shares)				3,661,838	1,368,856
Closing Balance				$ 3,661	$ 1,369
Exchangeable Shares [Member]
Opening Balance (in shares)		196,799	295,146	295,146
Opening Balance		$ 197	$ 295	$ 295
Converted into common shares (in shares)		(40,560)		(98,347)
Converted into common shares		$ (41)		$ (98)
Closing Balance (in shares)		156,239		196,799	295,146
Closing Balance		$ 156		$ 197	$ 295
Common Shares [Member]
Opening Balance (in shares)		3,661,838	1,368,856	1,368,856
Opening Balance		$ 3,661	$ 1,369	$ 1,369
Shares issued to exchangeable shares (in shares)		40,560		98,347
Shares issued to exchangeable shares		$ 41		$ 98
Shares issued on conversion of loans (in shares)		0		2,194,133
Shares issued on conversion of loans		$ 0		$ 2,194
Share consolidation rounding adjustment (iv) (in shares)		0		502
Share consolidation rounding adjustment (iv)		$ 0		$ 0
Closing Balance (in shares)		3,702,398		3,661,838	1,368,856
Closing Balance		$ 3,661		$ 3,661	$ 1,369
Common Shares And Exchangeable Shares [Member]
Opening Balance (in shares)		3,858,637	1,664,002	1,664,002
Opening Balance		$ 3,858	$ 1,664	$ 1,664
Closing Balance (in shares)		3,858,637		3,858,637	1,664,002
Closing Balance		$ 3,858		$ 3,858	$ 1,664